Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Theoretical income tax expense (benefit)	$ (17,072)	$ 937	$ (1,727)
Change in valuation allowance	26,822	(2,235)	1,506
Return to provision true ups	(2,490)	0	0
Foreign tax rate differentials	(76)	(150)	56
Non-deductible Share-based compensation	1,513	910	26
Non-deductible expenses	1,517	1,290	122
Deductible expenses	(9,661)	0	0
Foreign exchange impact	273	(357)	(41)
State Taxes	63	0	0
Other	(184)	(235)	92
Total	$ 705	$ 160	$ 34